UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7171

Name of Fund: Merrill Lynch Global SmallCap Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                                    Shares
Africa               Industry*                                        Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.6%  Health Care Providers & Services - 0.6%     7,852,600    Network Healthcare Holdings Ltd.      $     6,825,879
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Africa - 0.6%        6,825,879
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%       Chemicals - 0.5%                              125,300    Tessenderlo Chemie NV                       5,448,817
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.7%         287,800    RHJ International (d)                       8,247,544
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Belgium             13,696,361
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 2.6%       Commercial Services & Supplies - 0.2%       1,021,720    Group 4 Securicor Plc (d)                   2,709,282
                     --------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 1.3%                 1,007,866    Vestas Wind Systems A/S (d)(f)             14,593,503
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Equipment & Supplies - 0.7%       701,200    GN Store Nord                               8,073,549
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.4%                               56,700    Topdanmark A/S (d)                          4,233,558
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Denmark             29,609,892
-----------------------------------------------------------------------------------------------------------------------------------
Estonia - 0.0%       Commercial Banks - 0.0%                        14,700    Hansabank Ltd.                                255,813
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Estonia                255,813
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.8%       Construction & Engineering - 0.9%             342,200    YIT-Yhtyma Oyj                              9,713,100
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.3%                              292,800    Pohjola Group Plc Class D                   3,542,795
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.4%                        362,400    Rautaruukki Oyj                             4,888,896
                     --------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.2%                        58,050    Stockmann AB 'B'                            1,950,240
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Finland             20,095,031
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.3%        Chemicals - 0.7%                            4,095,200    Rhodia SA (d)(f)                            7,930,245
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 1.1%                            5,687,500    SCOR (d)(f)                                12,270,287
                     --------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products - 0.5%            65,541    Trigano SA                                  5,834,839
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in France              26,035,371
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.3%       Biotechnology - 0.3%                          348,200    Paion AG (d)                                3,520,737
                     --------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.9%                   739,700    SGL Carbon AG (d)(f)                        9,478,896
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.1%                                   28,300    Premiere AG (d)                             1,175,121
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Germany             14,174,754
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 1.0%        Communications Equipment - 0.2%               403,270    Intracom SA                                 2,044,023
                     --------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.8%                 268,600    Titan Cement Co. SA                         8,971,486
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Greece              11,015,509
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.6%       Airlines - 1.6%                               412,500    Ryanair Holdings Plc (a)(d)(f)             18,055,125
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Ireland             18,055,125
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.1%         Building Products - 0.7%                      477,800    Permasteelisa SpA                           8,134,721
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.3%                              496,100    Milano Assicurazioni SpA                    2,917,515
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury Goods - 1.1%       615,100    Marzotto SpA                               12,910,513
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Italy               23,962,749
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.9%   Commercial Services & Supplies - 1.5%         901,672    Tele Atlas NV (d)                          16,874,710
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 1.6%                        1,230,400    Koninklijke Wessanen NV CVA                18,053,670
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Equipment & Supplies - 0.3%     6,254,000    LMA International NV (d)                    3,412,721
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.5%                              145,100    Stork NV                                    5,657,361
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the
                                                                              Netherlands                                43,998,462
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 2.1%        Energy Equipment & Services - 1.7%            306,450    Fred. Olsen Energy ASA (d)                  5,799,565
                                                                   446,800    Ocean RIG ASA (d)                           2,688,838
                                                                   331,500    ProSafe ASA                                10,447,311
                                                                                                                    ---------------
                                                                                                                         18,935,714
                     --------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.4%                              643,700    Det Norske Oljeselskap ASA                  4,363,100
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Norway              23,298,814
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                                    Shares
Europe               Industry*                                        Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.6%         Commercial Services & Supplies - 0.2%         112,126    Prosegur Cia de Seguridad SA
                                                                              Registered Shares                     $     2,404,449
                     --------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.4%              68,100    Grupo Ferrovial SA                          3,866,824
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Spain                6,271,273
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.0%        Health Care Providers & Services - 1.0%       800,700    Gambro AB                                  10,913,676
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.7%                      1,766,900    Boliden AB (d)                              8,153,148
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                    137,900    Millicom International Cellular
                     Services - 0.3%                                          SA (a)(d)                                   2,799,821
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Sweden              21,866,645
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.4%   Health Care Equipment & Supplies - 0.9%        93,400    Ypsomed Holding AG (d)                      9,716,923
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.3%                               21,758    Swiss Life Holding (d)(f)                   3,282,229
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor                 69,300    Micronas Semiconductor Holding AG
                     Equipment - 0.2%                                         Registered Shares (d)                       2,901,309
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Switzerland         15,900,461
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -     Biotechnology - 0.2%                          820,000    Ark Therapeutics Group Plc (d)              1,696,680
5.2%                 --------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.6%           1,200,400    Amec Plc                                    7,235,835
                     --------------------------------------------------------------------------------------------------------------
                     Insurance -1.0%                             2,197,061    Brit Insurance Holdings Plc                 3,362,785
                                                                   863,986    St. James's Place Capital Plc               3,999,860
                                                                 2,047,000    Wellington Underwriting Plc                 3,558,587
                                                                                                                    ---------------
                                                                                                                         10,921,232
                     --------------------------------------------------------------------------------------------------------------
                     Internet Software & Services - 0.6%           546,200    Surfcontrol Plc (d)                         6,476,455
                     --------------------------------------------------------------------------------------------------------------
                     Multi-Utilities & Unregulated Power -       4,499,922    International Power Plc                    15,241,795
                     1.3%
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 1.5%                     6,522,991    Game Group Plc                             10,970,053
                                                                 1,253,100    HMV Group Plc                               5,925,592
                                                                                                                    ---------------
                                                                                                                         16,895,645
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the
                                                                              United Kingdom                             58,467,642
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in
                                                                              Europe - 29.1%                            326,703,902
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.2%        Transportation Infrastructure - 1.2%          632,000    Cia de Concessoes Rodoviarias              12,644,755
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Brazil              12,644,755
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela - 1.1%     Diversified Telecommunication                 662,000    Cia Anonima Nacional Telefonos de
                     Services - 1.1%                                          Venezuela - CANTV (a)                      12,525,040
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Venezuela           12,525,040
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Latin
                                                                              America - 2.3%                             25,169,795
-----------------------------------------------------------------------------------------------------------------------------------
Middle East
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 1.2%        Chemicals - 0.9%                            1,410,000    Frutarom Ltd. (a)(g)                       10,363,500
                     --------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.1%               122,400    Alvarion Limited (d)                        1,173,816
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor                187,600    PowerDsine Ltd. (d)                         1,919,148
                     Equipment - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the Middle
                                                                              East - 1.2%                                13,456,464
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                                    Shares
North America        Industry*                                        Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.4%       Insurance - 0.4%                               40,200    Everest Re Group Ltd.                 $     3,421,422
                                                                    55,000    RenaissanceRe Holdings Ltd.                 2,568,500
                                                                                                                    ---------------
                                                                                                                          5,989,922
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.0%                       116,000    GOME Electrical Appliances Holdings
                                                                              Ltd.                                          124,190
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Bermuda              6,114,112
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 3.2%        Biotechnology - 0.4%                        1,244,900    Diagnocure, Inc. (d)                        4,650,947
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.6%                               80,900    Industrial Alliance Insurance and
                                                                              Financial Services, Inc.                    3,744,596
                                                                   115,500    Northbridge Financial Corp.                 2,816,258
                                                                                                                    ---------------
                                                                                                                          6,560,854
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 1.1%                        286,500    Cameco Corp.                               12,685,709
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.4%                            833,800    TGS North American Real Estate
                                                                              Investment Trust                            4,831,126
                     --------------------------------------------------------------------------------------------------------------
                     Software - 0.7%                               181,800    Cognos, Inc. (d)                            7,624,692
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Canada              36,353,328
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands -     Hotels, Restaurants & Leisure - 0.2%           85,900    The 9 Ltd (a)(d)                            1,474,903
0.2%                 --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the Cayman
                                                                              Islands                                     1,474,903
-----------------------------------------------------------------------------------------------------------------------------------
United States -      Biotechnology - 2.6%                          298,000    Affymetrix, Inc. (d)(f)                    12,766,320
35.2%                                                              143,799    Bioenvision, Inc. (d)                         826,844
                                                                   310,825    deCODE genetics, Inc. (d)                   1,771,703
                                                                    72,150    OSI Pharmaceuticals, Inc. (d)               2,982,681
                                                                   470,400    Serologicals Corp. (d)(f)                  11,496,576
                                                                                                                    ---------------
                                                                                                                         29,844,124
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.2%                        167,400    optionsXpress Holdings, Inc. (d)            2,710,206
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.4%                       113,100    East-West Bancorp, Inc.                     4,175,652
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 1.3%         604,000    Corinthian Colleges, Inc. (d)               9,494,880
                                                                   375,900    Educate, Inc. (d)                           5,213,733
                                                                                                                    ---------------
                                                                                                                         14,708,613
                     --------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 1.5%                89,200    Comverse Technology, Inc. (d)(f)            2,249,624
                                                                   308,600    Ditech Communications Corp. (d)(f)          3,848,242
                                                                 1,072,300    Foundry Networks, Inc. (d)                 10,615,770
                                                                                                                    ---------------
                                                                                                                         16,713,636
                     --------------------------------------------------------------------------------------------------------------
                     Computers & Peripherals - 0.8%                 72,030    Avid Technology, Inc. (d)                   3,898,264
                                                                   402,400    Brocade Communications Systems,
                                                                              Inc. (d)                                    2,382,208
                                                                    91,474    Stratasys, Inc. (d)                         2,591,458
                                                                                                                    ---------------
                                                                                                                          8,871,930
                     --------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 1.3%                       522,500    Advance America Cash Advance
                                                                              Centers, Inc.                               8,088,300
                                                                   556,400    Metris Cos., Inc. (d)                       6,448,676
                                                                                                                    ---------------
                                                                                                                         14,536,976
                     --------------------------------------------------------------------------------------------------------------
                     Containers & Packaging - 1.1%                 508,600    Owens-Illinois, Inc. (d)                   12,786,204
                     --------------------------------------------------------------------------------------------------------------
                     Distributors - 0.6%                           349,500    Interline Brands Inc. (d)                   6,678,945
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                 157,200    Arbinet-Thexchange Inc. (d)                 2,994,660
                     Services - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                        367,200    Vishay Intertechnology, Inc. (d)            4,564,296
                     Instruments - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Services - 2.9%            407,100    Key Energy Services, Inc. (d)               4,669,437
                                                                   295,600    Maverick Tube Corp. (d)                     9,609,956
                                                                   212,400    Oceaneering International, Inc. (d)         7,965,000
                                                                   349,200    Rowan Cos., Inc.                           10,451,556
                                                                                                                    ---------------
                                                                                                                         32,695,949
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.8%                          802,300    Del Monte Foods Co. (d)                     8,704,955
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Equipment & Supplies - 1.8%       144,200    Cooper Cos., Inc.                          10,512,180
                                                                   271,200    Cytyc Corp. (d)                             6,240,312
                                                                   476,500    OccuLogix, Inc. (d)                         4,012,130
                                                                                                                    ---------------
                                                                                                                         20,764,622
                     --------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                                    Shares
North America        Industry*                                        Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Health Care Providers & Services - 2.4%       579,100    CryoLife, Inc. (d)(f)                 $     3,584,629
                                                                   217,200    IDX Systems Corp. (d)                       7,543,356
                                                                   137,900    LifePoint Hospitals, Inc. (d)               6,045,536
                                                                    98,000    PainCare Holdings, Inc. (d)                   490,000
                                                                   194,000    Pharmaceutical Product Development,
                                                                              Inc. (d)                                    9,399,300
                                                                                                                    ---------------
                                                                                                                         27,062,821
                     --------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 2.4%          142,500    The Cheesecake Factory (d)(f)               5,051,625
                                                                   226,600    Las Vegas Sands Corp. (d)(f)               10,197,000
                                                                   228,476    Red Robin Gourmet Burgers, Inc. (d)        11,631,713
                                                                                                                    ---------------
                                                                                                                         26,880,338
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.5%                              343,700    KMG America Corp. (d)                       3,351,075
                                                                   140,700    SeaBright Insurance Holdings,
                                                                              Inc. (d)                                    1,454,838
                                                                                                                    ---------------
                                                                                                                          4,805,913
                     --------------------------------------------------------------------------------------------------------------
                     Internet & Catalog Retail - 0.1%              108,100    The J. Jill Group, Inc. (d)                 1,487,456
                     --------------------------------------------------------------------------------------------------------------
                     Internet Software & Services - 0.7%         1,408,800    SupportSoft, Inc. (d)                       7,438,464
                     --------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products - 0.6%           146,100    Callaway Golf Co. (f)                       1,870,080
                                                                   230,000    Marvel Enterprises, Inc. (d)(f)             4,600,000
                                                                                                                    ---------------
                                                                                                                          6,470,080
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 1.2%                              102,750    Commercial Vehicle Group, Inc. (d)          2,055,000
                                                                   454,200    Wabash National Corp.                      11,082,480
                                                                                                                    ---------------
                                                                                                                         13,137,480
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.9%                        228,900    Arch Coal, Inc. (f)                         9,844,989
                     --------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 1.5%                              269,200    Remington Oil & Gas Corp. (d)               8,485,184
                                                                   234,300    Spinnaker Exploration Co. (d)               8,324,679
                                                                                                                    ---------------
                                                                                                                         16,809,863
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.2%                            150,500    Education Realty Trust, Inc.                2,502,815
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor                477,000    Cypress Semiconductor Corp. (d)             6,010,200
                     Equipment - 1.3%                              337,400    Intersil Corp. Class A (f)                  5,843,768
                                                                   502,400    Monolithic System Technology,
                                                                              Inc. (d)                                    2,939,040
                                                                                                                    ---------------
                                                                                                                         14,793,008
                     --------------------------------------------------------------------------------------------------------------
                     Software - 2.9%                               464,900    Informatica Corp. (d)                       3,844,723
                                                                   179,500    NAVTEQ Corp. (d)                            7,781,325
                                                                   761,000    Siebel Systems, Inc. (d)                    6,947,930
                                                                   442,000    Sybase, Inc. (d)(f)                         8,159,320
                                                                   159,300    Take-Two Interactive Software,
                                                                              Inc. (d)(f)                                 6,228,630
                                                                                                                    ---------------
                                                                                                                         32,961,928
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 1.5%                       127,000    Abercrombie & Fitch Co. Class A             7,269,480
                                                                   244,800    AnnTaylor Stores Corp. (d)(f)               6,264,432
                                                                   109,150    Build-A-Bear Workshop, Inc. (d)             3,345,447
                                                                                                                    ---------------
                                                                                                                         16,879,359
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury Goods - 0.8%       222,000    Polo Ralph Lauren Corp.                     8,613,600
                     --------------------------------------------------------------------------------------------------------------
                     Thrifts & Mortgage Finance - 1.4%             243,100    Clifton Savings Bancorp, Inc.               2,722,720
                                                                   778,900    Provident Bancorp, Inc.                     9,533,736
                                                                   195,500    Rainier Pacific Financial Group,
                                                                              Inc.                                        3,104,540
                                                                                                                    ---------------
                                                                                                                         15,360,996
                     --------------------------------------------------------------------------------------------------------------
                     Trading Companies & Distributors - 0.8%       544,600    UAP Holding Corp. (d)                       8,768,060
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the
                                                                              United States                             394,567,938
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in
                                                                              North America - 39.0%                     438,510,281
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                                    Shares
Pacific Basin        Industry*                                        Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.0%     Airlines - 1.0%                             4,132,900    Qantas Airways Ltd.                   $    11,349,378
                     --------------------------------------------------------------------------------------------------------------
                     Beverages - 0.6%                            1,220,700    Lion Nathan Ltd. (f)                        6,845,982
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Equipment & Supplies - 1.9%     1,335,809    Ansell Ltd.                                10,167,830
                                                                   448,800    Cochlear Ltd.                              11,387,162
                                                                                                                    ---------------
                                                                                                                         21,554,992
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.5%                            1,649,877    Promina Group Ltd.                          6,304,742
                     --------------------------------------------------------------------------------------------------------------
                     Oil & Gas - 0.6%                            4,033,700    Tap Oil Ltd. (d)                            6,334,151
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.4%                          3,594,900    CFS Gandel Retail Trust                     4,421,532
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Australia           56,810,777
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.5%         Commercial Services & Supplies - 0.0%          48,300    eLong, Inc. (a)(d)                            434,700
                     --------------------------------------------------------------------------------------------------------------
                     Internet Software & Services - 0.5%           609,863    Ninetowns Digital World Trade
                                                                              Holdings Ltd. (a)(d)                        5,531,457
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in China                5,966,157
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%     Electronic Equipment & Instruments -        1,312,500    Kingboard Chemical Holdings Ltd.            3,921,000
                     0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Marine - 0.4%                               4,530,000    China Shipping Development Co.,
                                                                              Ltd.                                        3,978,601
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.8%                               10,141,500    Clear Media Ltd. (d)                        8,907,060
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Hong Kong           16,806,661
-----------------------------------------------------------------------------------------------------------------------------------
India - 0.8%         Specialty Retail - 0.8%                       521,376    Pantaloon Retail India Ltd.                 9,199,454
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in India                9,199,454
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 3.1%     Commercial Banks - 2.0%                    29,210,600    Bank Danamon Indonesia Tbk PT              14,651,568
                                                                45,871,200    Bank Mandiri Persero Tbk PT                 8,282,973
                                                                                                                    ---------------
                                                                                                                         22,934,541
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.8%                       72,352,200    Indofood Sukses Makmur Tbk PT               8,862,571
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.3%                               36,422,600    Surya Citra Media Tbk PT                    2,730,733
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Indonesia           34,527,845
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 5.7%         Air Freight & Logistics - 0.2%                645,000    Senko Co., Ltd.                             2,526,692
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.2%                        691,000    Shinko Securities Co., Ltd. (d)             2,332,190
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.3%                       439,000    The Bank of Kyoto Ltd. (f)                  3,796,513
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 0.4%         126,800    Benesse Corp. (f)                           4,315,183
                     --------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 1.5%                       117,200    Diamond Lease Co. Ltd.                      4,569,222
                                                                 1,442,800    Lopro Corp. (f)                            12,126,750
                                                                                                                    ---------------
                                                                                                                         16,695,972
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                   4,559    eAccess Ltd. (f)                            3,878,730
                     Services - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Health Care Equipment & Supplies - 0.9%       617,600    Fujirebio, Inc. (f)                         9,729,394
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.4%                              850,000    NSK Ltd.                                    4,386,687
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.2%                                    2,256    Jupiter Telecommunications Co.
                                                                              Ltd. (d)                                    1,803,366
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.3%                        521,200    Aichi Steel Corp.                           3,001,675
                     --------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.4%                          1,161,000    Tokyu Land Corp.                            4,895,391
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.6%                       126,800    Yamada Denki Co., Ltd.                      6,662,453
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Japan               64,024,246
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.2%      Airlines - 1.2%                            31,478,600    AirAsia BHD (d)                            13,005,632
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Malaysia            13,005,632
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.9%   Commercial Banks - 0.9%                    11,031,200    Bank of the Philippine Islands             10,242,899
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the
                                                                              Philippines                                10,242,899
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.2%     Food Products - 1.2%                       17,542,000    People's Food Holdings Ltd.                12,869,593
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Singapore           12,869,593
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

                                                                    Shares
Pacific Basin        Industry*                                        Held    Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 1.9%   Auto Components - 0.3%                        387,000    Halla Climate Control                 $     3,387,917
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.5%                              444,200    Hanwha Chemical Corp.                       5,861,428
                     --------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 1.1%          218,550    Gravity Co. Ltd. (a)(d)                     2,063,112
                                                                   632,500    Kangwon Land, Inc.                          9,467,258
                                                                                                                    ---------------
                                                                                                                         11,530,370
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in South Korea         20,779,715
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 1.8%        Containers & Packaging - 0.1%               1,745,521    Taiwan Hon Chuan Enterprise Co.,
                                                                              Ltd.                                        1,595,601
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment & Instruments -        1,250,000    Delta Electronics, Inc.                     2,027,392
                     0.2%
                     --------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products - 0.8%         2,291,000    Giant Manufacturing Co., Ltd.               3,853,964
                                                                 4,923,540    Premier Image Technology Corp.              5,578,949
                                                                                                                    ---------------
                                                                                                                          9,432,913
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.7%                            1,744,600    MIN AIK Technology Co., Ltd.                3,765,403
                                                                   968,012    Taiwan Green Point Enterprise Co.,
                                                                              Ltd.                                        3,871,311
                                                                                                                    ---------------
                                                                                                                          7,636,714
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in Taiwan              20,692,620
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks in the Pacific
                                                                              Basin - 23.9%                             264,925,599
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Investments in Common Stocks
                                                                              (Cost - $883,038,759) - 95.8%           1,075,591,920
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Shares
                                                                      Held    Warrants (e)
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%     Bio-Technology - 0.0%                         113,250    Global Bio-Chem Technology Group
                                                                              Co. Ltd. (expires 5/31/2007)                    3,775
                     --------------------------------------------------------------------------------------------------------------
                                                                              Total Investments in Warrants
                                                                              (Cost - $0) - 0.0%                              3,775
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Face
                                                                    Amount    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                     U.S. Government Obligations**                            U.S. Treasury Bills:
                                                              $    980,000          2.49% due 5/12/2005                     977,132
                                                                 8,500,000          2.61% due 5/26/2005                   8,466,060
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Beneficial
                                                                  Interest
-----------------------------------------------------------------------------------------------------------------------------------
                                                              $ 29,577,103    Merrill Lynch Liquidity Series, LLC
                                                                              Cash Sweep Series I (b)                    29,577,103
                                                               120,294,085    Merrill Lynch Liquidity Series, LLC
                                                                              Money Market Series (b)(c)                120,294,085
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Investments in Short-Term
                                                                              Securities
                                                                              (Cost - $159,314,475) -  14.2%            159,314,380
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Investments
                                                                              (Cost - $1,042,353,234 +) - 110.0%      1,234,910,075

                                                                              Liabilities in Excess of Other
                                                                              Assets - (10.0%)                         (111,879,750)
                                                                                                                    ---------------
                                                                              Net Assets - 100.0%                   $ 1,123,030,325
                                                                                                                    ===============

+ The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,047,182,234
                                                                ===============
      Gross unrealized appreciation                             $   208,076,810
      Gross unrealized depreciation                                 (20,348,969)
                                                                ---------------
      Net unrealized appreciation                               $   187,727,841
                                                                ===============

Merrill Lynch Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2005

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** Certain U.S. government obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a)   Depositary Receipts.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                      Net               Interest
      Affiliate                                    Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                   $    (69,267,890)      $  388,686
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                   $     52,634,136          416,548
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Non-income producing security.
(e) Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f)   Security, or portion of security, is on loan.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.


      Short sales entered into as of March 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Shares                         Issue                              Value
      --------------------------------------------------------------------------
      185,000              Robert Half International Inc.            $ 4,987,600
      --------------------------------------------------------------------------
      Total (Proceeds - $4,780,072)                                  $ 4,987,600
                                                                     ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global SmallCap Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global SmallCap Fund, Inc.

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Global SmallCap Fund, Inc.

Date: May 23, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Global SmallCap Fund, Inc.

Date: May 23, 2005